Income Taxes and Deferred Taxes - Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (82,932)	$ (108,723)	$ (76,761)
Statutory tax rate (blended at Group level)	7.90%	8.10%
Income tax credit at statutory tax rates	$ (6,522)	$ (8,793)
Tax impact of permanent differences	612	846
Temporary differences not recognized as deferred tax assets	51	448
Tax on losses not recognized as deferred tax assets	5,893	7,567
Effective income tax expense	$ 34	$ 67	$ (45)
Effective tax rate	0.00%	(0.10%)
ObsEva SA Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (82,804)	$ (107,120)
Statutory tax rate (blended at Group level)	7.80%	7.80%
Income tax credit at statutory tax rates	$ (6,487)	$ (8,355)
Tax impact of permanent differences	595	770
Temporary differences not recognized as deferred tax assets	(1)
Tax on losses not recognized as deferred tax assets	$ 5,893	$ 7,586
Effective tax rate	0.00%	0.00%
ObsEva USA Inc [Member]
Disclosure Of Income Tax [Line Items]
Net loss before tax	$ (128)	$ (1,603)
Statutory tax rate (blended at Group level)	27.30%	27.30%
Income tax credit at statutory tax rates	$ (35)	$ (438)
Tax impact of permanent differences	17	76
Temporary differences not recognized as deferred tax assets	52	448
Tax on losses not recognized as deferred tax assets		(19)
Effective income tax expense	$ 34	$ 67
Effective tax rate	(26.70%)	(4.20%)